Label	Element	Value
Portfolio Optimization Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000813900_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 28, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS FOR

CLASS D, I AND P SHARES DATED MAY 1, 2018

This supplement revises the Pacific Select Fund Prospectus for Class D, I and P Shares dated May 1, 2018, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Moderate Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio Optimization Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and Portfolio Optimization Aggressive-Growth Portfolio – The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection of each of these Funds:

•                 Short Exposure Risk